Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation (Details) (Parenthetical)	Mar. 31, 2021
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%